BUSINESS AND SUMMARY OF ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
NOTE 1 – BUSINESS AND SUMMARY OF ACCOUNTING POLICIES

General

The accompanying unaudited condensed consolidated financial statements of Midas Medici Group Holdings, Inc, formerly Mondo Acquisition I, Inc. and its wholly owned subsidiaries Consonus Technologies, Inc. (“Consonus”), Strategic Technologies, Inc. (“STI”), UtiliPoint International, Inc. (“UTP”), UtiliPoint Analytics, Inc. (“UTPA”), formerly known as WeatherWise Holdings, Inc. (“WUI”) and its majority-owned subsidiaries Cimcorp Comйrcio Internacional e Informбtica S.A., (“Cimcorp SA”), Cimcorp USA, LLC, (“Cimcorp USA”) and Intelligent Project, LLC (“IP”) (collectively “Midas Medici” and the “Company”)  have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and note disclosures normally included in annual consolidated financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. The December 31, 2010 condensed consolidated balance sheet has been derived from the audited consolidated financial statements included in the Company’s Form 8-K/A filed with the SEC on April 26, 2011. All intercompany transactions and balances have been eliminated in consolidation.

In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.  However, the results from operations for the three and nine month periods ended September 30, 2011, are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.  The unaudited condensed consolidated financial statements should be read in conjunction with the consolidated December 31, 2010 financial statements and footnotes thereto included in the Company's Form 8-K/A filed with the SEC on April 26, 2011.

Description of Business

Midas Medici is a global green Information Technology (“IT”) company that supplies mid-sized and select enterprises and institutions with leading-edge IT solutions in the fields of virtualization, cloud computing, infrastructure as a service, and data management, as well as working with utilities and other institutions to transform the electric grid through digital technologies. Midas serves its client base of over 900 customers through its Consonus, Cimcorp SA, a Brazilian sociedade anônima, UTP, and UTPA, “formerly known as WeatherWise Holdings, Inc. or WUI”, brands.

Liquidity

Our accumulated deficit at September 30, 2011 was $16,407, and we incurred a consolidated net loss of $2,666 for the nine months ended September 30, 2011.  On September 30, 2011, we had working capital deficit of $27,158, including $13,422 in current deferred revenue and $8,803 in current deferred costs.

We expect that our cash flow from operations and our existing financing relationships will allow us to meet our anticipated cash requirements for the next twelve months, excluding any additional funding we will need to pursue our acquisition strategy. Such acquisitions, if entered into, will be funded by the sale of additional debt or equity securities or additional bank financing. The sale of additional equity securities could result in additional dilution to our stockholders and there can be no guarantee that we will be successful in raising those additional funds on terms that are acceptable to us. Bank financings may include covenants that impose significant operating and financial restrictions on us. Any acquisitions we undertake may be funded through other forms of debt, such as publicly issued or privately placed senior or subordinated debt.

Our liquidity is affected by many factors, some based on the normal ongoing operations of the business and others related to the uncertainties of the industries in which we compete. Our liquidity may also be adversely affected by the current economic conditions, including consumer spending, the ability to collect our accounts receivable and our ability to obtain working capital. There is no assurance that additional funds will be available on terms acceptable to the Company and its stockholders, or at all.

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Accounting estimates are used in determining, among other items, the assessment of recoverability of long-lived assets; the recognition and measurement of current and deferred income tax assets and liabilities (including the measurement of uncertain tax positions); allowance for doubtful accounts; the valuation of the debt discount; valuation of acquired goodwill and intangibles; and, the valuation and recognition of stock-based compensation. Accordingly, actual results could differ from those estimates.

Revenue Recognition

The Company derives revenues from data center services, IT infrastructure solutions and consulting services.

Data center services are comprised of managed infrastructure, managed services and maintenance support services. IT infrastructure solutions and consulting services include the sale of hardware and software, along with consulting, integration and training services.

The Company recognizes revenue when all of the following conditions are satisfied: there is persuasive evidence of an arrangement; delivery has occurred; the collection of fees is probable; and the amount of fees to be paid by the customer is fixed or determinable. Delivery does not occur until products have been shipped or services have been provided and risk of loss has transferred to the client.

When the Company provides a combination of the above referenced products or services to its customers, recognition of revenues for the hardware and related maintenance services component is evaluated to determine if any software included in the arrangement is not essential to the functionality of the hardware based on accounting guidance related to “Non-Software Deliverables in an Arrangement Containing More-Than-Incidental Software.”  Hardware and related elements qualify for separation when the services have value on a stand-alone basis, objective and verifiable evidence of fair value of the separate elements exists and, in arrangements that include a general right of refund relative to the delivered element, performance of the undelivered element is considered probable and substantially in its control. Fair value is determined principally by reference to relevant third-party evidence of fair value. Such third-party information is readily available since the Company primarily sells products offered by its vendors. The application of the appropriate accounting guidance to the Company’s sales requires judgment and is dependent upon the specific transaction. The Company recognizes revenues from the sale of hardware products at the time of sale provided the revenue recognition criteria are met and any undelivered elements qualify for separation.

The Company sells equipment under capital lease arrangements. The Company uses the Leases Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 840, Leases, to evaluate whether an arrangement is a lease and to determine classification of the capital lease as either sales-type or direct financing.  The Company has determined that its capital leases are sales-type leases, otherwise the lease is classified as an operating lease. For sales-type leases, the revenue allocated to the equipment is recognized when the lease term commences, which the Company deems to be when all of the following conditions have been met: (i) the equipment has been installed and (ii)  receipt of the written customer acceptance certifying the completion of installation, provided collectability is reasonably assured.  The initial revenue recognized for sales-type leases consists of the present value of future payments computed at the interest rate implicit in the lease.  The determination of the fair value of the leased equipment requires judgment and can impact the split between revenue and finance income over the lease term.

The Company had entered into certain sales-type leases with customers, in which the underlying equipment was initially procured using a capital lease financing that restricted the Company from transferring title or ownership. In these situations, the Company has deferred the revenue and cost related to the sales-type lease until the initial capital lease financing obligation was satisfied and/or title could be transferred.

In arrangements that include multiple elements, including software licenses, maintenance and/or professional services, the Company evaluates each element in a multiple-element arrangement to determine whether it represents a separate unit of accounting. An element constitutes a separate unit of accounting when the delivered item has stand alone value and delivery of the undelivered element is probable and within our control.  The Company determines the best estimated selling price or ESP of each element in an arrangement based on a selling price hierarchy. The best estimated selling price for a deliverable is based on its vendor specific objective evidence or VSOE, if available, third party evidence TPE, if VSOE is not available, or ESP, if neither VSOE nor TPE is available.  Total arrangement fees will be allocated to each element using the relative selling price method.

Consulting services revenue is recognized as the services are rendered. Revenues generated from fixed price arrangements are recognized using the proportional performance method, measured principally by the total labor hours incurred as a percentage of estimated total labor hours. For fixed price contracts when the current estimates of total contract revenue and contract cost indicate a loss, the estimated loss is recognized in the period the loss becomes evident.  Consulting services rendered under time and materials contracts are billed at a set hourly rate.  Project related expenses are passed through at cost to clients. Revenue from time and materials contracts are recognized as billed (clients are billed monthly) unless the project has a major deliverable(s) associated with it, in which case the revenue is deferred until the major deliverable(s) is provided.

The Company also generates revenue from it Bundled Service Agreements (“BSA”) and its events and sponsorships, both of which are less than 5% of consolidated revenues. BSAs are packages of services that clients subscribe to, typically on an annual contract basis.  The Company hosts events such as conferences.  These events include revenues from sponsorships and registration fees which are recognized in the month of the event.

Unbilled services are recorded for consulting services revenue recognized to date that has not yet been billed to customers. In general, amounts become billable upon the achievement of contractual milestones or in accordance with predetermined payment schedules. Unbilled services are generally billable to customers within one year from the respective balance sheet date.

Revenue also consists of monthly fees for data center services and solutions including managed infrastructure and managed services and is included within “data center services” revenue in the accompanying consolidated statements of operations. Revenue from managed infrastructure and managed services is billed and recognized over the term of the contract which is generally one to three years. Installation fees associated with managed infrastructure and managed services revenue is billed at the time the installation service is provided and recognized over the estimated term of the related contract or customer relationship. Costs incurred related to installation are capitalized and amortized over the estimated term of the related contract or customer relationship.

The Company’s deferred revenue consists of amounts received from or billed to clients in conjunction with maintenance contracts, time and material and fixed price contracts for which revenue is recognized over time or upon completion of contract deliverables and for sales type leases in which the underlying equipment was procured using a capital lease financing that restricts the company from transferring title or ownership.
Cash and Cash Equivalents

The Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

Allowance for Doubtful Accounts

Accounts receivable consist primarily of amounts due to the Company from its normal business activities. Accounts receivable amounts are determined to be past due when the amount is overdue based on contractual terms. The Company maintains an allowance for doubtful accounts to reflect the expected uncollectability of accounts receivable based on past collection history and specific risks identified among uncollected amounts. Accounts receivable are charged off against the allowance for doubtful accounts when the Company determines that the receivable will not be collected. The Company performs ongoing credit evaluations of its customers.

Concentration of Credit Risk, Supply Risk and Economic Conditions

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.  The Company maintains its cash and cash equivalents with high-credit quality financial institutions.  At times, such amounts may exceed federally insured limits.  No customers comprised more than 10% of consolidated accounts receivable as of September 30, 2011.

Approximately 75% and 99%, respectively, of the Company's hardware and software purchases for the nine months ended September 30, 2011 and 2010 were from one vendor and approximately 32% and 77% of accounts payable at September 30, 2011 and December 31, 2010, respectively, were due to this vendor.

At September 30, 2011, approximately 64 % of our assets were located in our Brazil subsidiary.  In addition, approximately 22% of our revenues for 2011 (Cimcorp SA’s revenue for August and September) were derived from our operations in Brazil.  Our business is thus particularly sensitive to any of the risks associated with operating in Latin America discussed in this section to the extent they arise or manifest themselves in Brazil.  Our operations and investments in Brazil (including the revenues generated by these operations, their market value and the dividends and management fees expected to be received therefrom) are subject to various risks linked to the economic, political and social conditions of these countries.

Deferred Costs

Deferred costs represent the unused portion of the maintenance support the Company has contracted with software and hardware vendors. These costs are amortized to costs of data center services ratably over the term of the related contracts. Deferred data center services costs also represent costs incurred related to installation of customers in our data centers and are capitalized and amortized over the estimated life of the customer relationship. These costs are amortized to costs of infrastructure solutions.   Additionally, some of the Company’s lease agreements with financial institutions only allow title to transfer to the Company after all payments have been made. As such, the Company defers the costs related to lease agreements that are subleased to its clients until the initial capital lease financing obligation is satisfied and/or title is transferred.

Inventories

Inventories are stated at the lower of cost (first-in, first-out) or market.  The Company’s inventories consist primarily of consigned inventory held at customer locations in Brazil.

Recoverable Taxes

According to Brazilian Tax Rules, all corporations are subject to corporate income and social contribution federal taxes .

When a corporation renders services or sells goods to a federal entity, the federal entity upon paying the corporation for the services rendered or goods acquired, withholds part of the payment as a prepayment for the following federal taxes:  PIS (turnover or sales tax), COFINS (social contribution taxes on gross revenues), CSLL (social contribution taxes on net profits) and IRPJ (corporate income tax). The withholding rates applicable to each tax are: (a) PIS: 0.65%; (b) COFINS: 3%; (c) CSLL: 1% and (d) IRPJ: 1.2% (acquisition of goods) or 4.8% (rendering of services).  The amounts of these withholding taxes correspond to a fraction of the total amount due by the Company of the same taxes for Social Contribution Taxes and Corporate Income Taxes. These amounts of withholding taxes paid upfront are an initial and partial payment of the same taxes, and will be deductible from the total amount of the same federal taxes due by Cimcorp SA within the taxable period.  The Company is allowed to offset these amounts previously withheld while doing business with a federal entity against any federal taxes payable by the company each month. These amounts previously withheld by the federal entity and later applied to the company’s federal taxes payable are referred to as recoverable taxes.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	30-40 years
Computers, software and equipment	3-15 years
Office furniture and equipment	2-10 years

Property and equipment held under capital leases and leasehold improvements are amortized based on the straight-line method over the shorter of the lease term or estimated life of the assets. Maintenance and repairs which neither materially add to the value of the property nor appreciably prolong its life are charged to expense as incurred.

Long-lived Assets

Property, equipment and definite lived intangibles are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell, and depreciation ceases.

The Company uses the non-amortization approach to account for purchased goodwill and certain intangibles. Under the non-amortization approach, goodwill and certain intangibles are not amortized into results of operations, but instead are reviewed for impairment at least annually and written down and charged to operations only in the periods in which the recorded values of goodwill or certain intangibles exceed their fair value. The Company has elected to perform its annual impairment test as of December 31 of each calendar year. An interim goodwill impairment test would be performed if an event occurs or circumstances change between annual tests that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

Fair Value of Financial Instruments

The carrying amounts of financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable, accrued expenses; debt obligations revolving credit facility and debt approximate their fair values due to their short-term nature and variable interest rate on the revolving credit facility.  Management believes that the Company’s debt obligations in general bear interest at rates which approximate prevailing market rates for instruments with similar characteristics and, accordingly, the carrying values for these instruments approximate fair value.

Stock-Based Compensation

The cost resulting from all share based payment transactions are required to be recognized in the financial statements using the fair value method. The benefits of tax deductions in excess of recognized compensation cost are required to be reported as a financing cash flow, rather than as an operating cash flow. The Company will recognize excess tax benefits when those benefits reduce current income taxes payable. The Company has elected to use the Black-Scholes Merton option pricing model to determine the fair value of options granted.

 Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement and tax bases of assets and liabilities, and net operating loss and tax credit carry-forwards, utilizing enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect of any future change in income tax rates is recognized in the period that includes the enactment date. The Company provides a valuation allowance for deferred tax assets if it is more likely than not that these items will either expire before the Company is able to realize their benefit or if future deductibility is uncertain.

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10-25 prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

See Note 11 for further discussion of the Company’s accounting for income taxes.

Segment Reporting

Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker, or decision making group, in deciding the method to allocate resources and assess performance. The Company has one reportable business segment which is operated in three geographic locations. Those geographic segments are the United States, Brazil and the Czech Republic.

Redeemable Noncontrolling Interest

Redeemable noncontrolling interest consists of the 20% portion of Cimcorp that is redeemable both at the option of the holder and upon the occurrence of an event that is not solely within the Company’s control. Since redemption of the noncontrolling interest is outside of the Company’s control, these interests are presented on the Condensed Consolidated Balance Sheets outside of equity under the caption “Redeemable noncontrolling interests.” See Note 2 for additional information regarding redeemable noncontrolling interest.

Noncontrolling Interest

Noncontrolling interests in net income (loss) are presented as a separate item in the condensed consolidated statements of operations.  Noncontrolling interest consists of the minority-owned portions of the Company’s majority-owned subsidiaries, IP and Cimcorp.  At September 30, 2011 and December 31, 2010, the carrying value of the noncontrolling interest was $3,686 and $0, respectively.

Discontinued Operations

The unaudited condensed consolidated financial statements and accompanying notes included in these financial statements include disclosure of the results of operations for the Utah based data center assets which were sold on October 1, 2010.  Accordingly, the results of operations related to these assets have been classified as discontinued operations in the unaudited condensed consolidated statements of operations. See Note 10 for additional information regarding discontinued operations.
 Foreign Currency Translation and Transactions

The U.S. dollar is the reporting currency for all periods presented. The financial information for the Company outside the United States is measured using the local currency as the functional currency. Assets and liabilities for the Company’s foreign subsidiaries are translated into U.S. dollars at the exchange rate in effect on the respective balance sheet dates, and revenues and expenses are translated into U.S. dollars based on the average rate of exchange for the corresponding period. Exchange rate differences resulting from translation adjustments are accounted for as a component of accumulated other comprehensive income. Gains and (losses) from foreign currency transactions are reflected in the consolidated statements of operations under the line item selling, general and administrative expense. The foreign currency transaction gain was $1,564 and $0 for the three months ended September 30, 2011 and 2010, respectively. The foreign currency transaction gain was $1,564 and $0 for the nine months ended September 30, 2011 and 2010, respectively. Such foreign currency transactions include primarily billings denominated in foreign currencies by the Company’s European and Brazilian subsidiaries, which are reported based on the applicable exchange rate in effect on the balance sheet date.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity (net assets) of a business enterprise during a period from transactions and other events and circumstances from non-owner sources, and is comprised of "net income or loss" and "other comprehensive income (loss)."

Comprehensive income (loss) attributable to the shareholders of the Company for the three and nine months ended September 30, 2011 and 2010 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
	As restated		As restated

Net loss attributable to Midas Medici Group Holdings, Inc. and Subsidiaries	$(723)	$(1,213)	$(2,598)	$(20,574)
Changes in foreign currency translation adjustments	(973)	-	(977)	-
Changes in fair value of securities held for sale	-	3	-	2
Comprehensive loss	$(1,696)	$(1,210)	$(3,575)	$(20,572)

Reclassifications

Certain amounts in the condensed consolidated financial statements of the prior years have been reclassified to conform to the current year presentation for comparative purposes. As discussed in Note 10, the Company has reclassified certain prior year amounts related to its discontinued operations.

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying unaudited consolidated financial statements.

NOTE 1A — Restatement

The Company identified an accounting error in connection with the accounting for the foreign currency translation adjustments related to the recent acquisition of Cimcorp, Inc.  During this review, it was discovered that the Condensed Consolidated Balance Sheet as of September 30, 2011 included goodwill and other intangible assets based upon historical cost as of the date of the acquisition of Cimcorp. Inc. (August 2, 2011).  The Company determined that the carrying values of the goodwill and other intangible assets of the foreign subsidiary should be adjusted based upon the foreign currency  rates as of the end of the reporting period.

To correct the computational error described above, the Company has recorded a decrease in goodwill and other intangible assets of $2.516 million with a corresponding decrease to accumulated other comprehensive loss as of September 30, 2011.

The correction of this error had no impact on the Company’s previously reported Condensed Consolidated Statements of Operations and Cash flows for the interim periods ended September 30, 2011 and 2010.

The following tables show the effects of the restatement on the Company’s Condensed Consolidated Balance Sheet as of September 30, 2011 and Condensed Consolidated Statement of Stockholders’ Equity for the nine months ended September 30, 2011:

(in thousands)	Original
	Filing	As Restated
Condensed Consolidated Balance Sheet
Goodwill	$30,067	$29,460
Other intangible assets, net	20,564	18,655
Total Assets	$120,928	$118,412

Accumulated other comprehensive income (loss)	$1,503	$(1,013)
Total stockholders’ equity	15,827	13,311
Total liabilities and stockholders’ equity	$120,928	$118,412

Condensed Consolidated Statement of Stockholders’ Equity
Gain (loss) on foreign currency translation for the three months ended September 30, 2011	$1,543	$(973)
Gain (loss) on foreign currency translation for the nine months ended September 30, 2011	$1,539	$(977)
Comprehensive income (loss) for the three months ended September 30, 2011	$820	$(1,696)
Comprehensive loss for the nine months ended September 30, 2011	$(1,059)	$(3,575)